Average Annual Total Returns{- Fidelity Simplicity RMD 2020 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-14 - Fidelity Simplicity RMD 2020 Fund	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2020 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2020 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNM Past 1 year	IXZNM Past 5 years	IXZNM Past 10 years
Total	7.74%	8.98%	8.86%	5.85%	7.24%	7.51%	5.17%	6.61%	6.79%	(1.54%)	3.57%	2.90%	7.58%	9.09%	8.87%